Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease related assets and liabilities
	June 30, 2021	December 31, 2020
	(unaudited)
Rights of use lease assets	$158,656	$65,137

Operating lease liabilities, current	$130,949	$62,160
Operating lease liabilities, noncurrent	12,764	-
Total operating lease liabilities	$143,713	$62,160

Schedule of maturities of lease liabilities
June 30, 2021
(unaudited)
Six months ending December 31, 2021	$131,964
Year ending December 31, 2022 and thereafter	17,700
Total lease payments	149,664
Less: imputed interest	(5,951)
Present value of lease liabilities	$143,713